Premises and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Property Plant And Equipment [Abstract]
Rental expenses related to occupancy of leased premises	$ 807	$ 702	$ 568
Non-cancellable lease agreements, expiration date	Mar. 31, 2026